SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE BASED COMPENSATION
Summary of share options activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2015	5,574,441	1.77	5.55	45,569
Granted	1,138,119	1.90
Exercised	(2,106,043)	1.46
Forfeited	(278,142)	2.89
Expired	—	—
Outstanding at December 31, 2016	4,328,375	1.88	5.84	56,743
Granted	682,435	0.88
Exercised	(1,898,391)	1.74
Forfeited	(98,067)	3.30
Expired	—	—
Outstanding at December 31, 2017	3,014,352	1.70	5.83	40,031
Granted	1,085,094	0.84
Exercised	(615,746)	0.72
Forfeited	(86,903)	1.49
Expired	—	—
Outstanding at December 31, 2018	3,396,797	1.61	6.47	15,919
Vested and expected to vest as of December 31, 2018	3,262,468	1.56	6.43	15,469
Exercisable as of December 31, 2018	2,824,485	1.50	6.21	13,551

Summary of fair value assumptions

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2016	2017	2018
	US$	US$	US$
Expected volatility	63.5%‑68.8%	63.7%‑67.8%	53.52%-55.70%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.0	2.0	2.2-2.8
Risk-free interest rate per annum	2.15%‑3.18%	2.88%‑3.22%	2.54%-3.23%
The fair value of underlying ordinary shares (per share)	US$9.99‑US$16.54	US$14.27‑US$19.03	US$6.97-US$14.99

Schedule of fair values of the options granted

	Year Ended December 31,
	2016	2017	2018
	US$	US$	US$
Weighted average grant date fair value of option per share	10.15	15.99	12.35
Aggregate grant date fair value of options	11,551	10,915	13,402

Summary of the non-vested shares activity

		Weighted Average
	Number of Non-	Grant Date Fair
	vested Shares	Value
		US$
Outstanding as of December 31, 2015	25,000	9.63
Granted	20,000	10.82
Vested	(35,000)	9.97
Forfeited	—	—
Outstanding as of December 31, 2016	10,000	10.82
Granted	129,835	14.93
Vested	(17,367)	14.08
Forfeited	(15,701)	14.47
Outstanding as of December 31, 2017	106,767	14.75
Granted	211,977	11.20
Vested	(16,557)	14.22
Forfeited	(22,541)	12.39
Outstanding as of December 31, 2018	279,646	12.28